Document and Entity Information	Nov. 05, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39577
Entity Registrant Name	ELUTIA INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4790334
Entity Address, Address Line One	20 Firstfield Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	247-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ELUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001708527
Amendment Flag	false